Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	PUTNAM INVESTMENT FUNDS
Prospectus Date		rr_ProspectusDate	Aug. 30, 2015
Putnam Capital Opportunities Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund summary
Objective [Heading]		rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Putnam Capital Opportunities Fund seeks long-term growth of capital.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 17%.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	17.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Strategy [Heading]		rr_StrategyHeading	Investments
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock	We invest mainly in common stocks (growth or value stocks or both) of small and midsize U.S. companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risk [Heading]		rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

			The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]		rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]		rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Year-to-date performance through 6/30/15	-0.72%
Best calendar quarter Q2 2009	24.23%
Worst calendar quarter Q3 2011	-24.90%

Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.72%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	24.23%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(24.90%)
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/14)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

			Class B share performance reflects conversion to class A shares after eight years.
Putnam Capital Opportunities Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees		rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.16%
1 year		rr_ExpenseExampleYear01	$ 686
3 years		rr_ExpenseExampleYear03	922
5 years		rr_ExpenseExampleYear05	1,177
10 years		rr_ExpenseExampleYear10	$ 1,903
2005		rr_AnnualReturn2005	10.47%
2006		rr_AnnualReturn2006	15.59%
2007		rr_AnnualReturn2007	(8.68%)
2008		rr_AnnualReturn2008	(35.03%)
2009		rr_AnnualReturn2009	46.06%
2010		rr_AnnualReturn2010	30.19%
2011		rr_AnnualReturn2011	(6.05%)
2012		rr_AnnualReturn2012	14.20%
2013		rr_AnnualReturn2013	33.61%
2014		rr_AnnualReturn2014	7.09%
1 year		rr_AverageAnnualReturnYear01	0.93%
5 years		rr_AverageAnnualReturnYear05	13.50%
10 years		rr_AverageAnnualReturnYear10	7.62%
Putnam Capital Opportunities Fund | Class B
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	[2]	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fees		rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.91%
1 year		rr_ExpenseExampleYear01	$ 694
3 years		rr_ExpenseExampleYear03	900
5 years		rr_ExpenseExampleYear05	1,232
10 years		rr_ExpenseExampleYear10	2,038
1 year		rr_ExpenseExampleNoRedemptionYear01	194
3 years		rr_ExpenseExampleNoRedemptionYear03	600
5 years		rr_ExpenseExampleNoRedemptionYear05	1,032
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,038
1 year		rr_AverageAnnualReturnYear01	1.85%
5 years		rr_AverageAnnualReturnYear05	13.79%
10 years		rr_AverageAnnualReturnYear10	7.61%
Putnam Capital Opportunities Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	[3]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees		rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.91%
1 year		rr_ExpenseExampleYear01	$ 294
3 years		rr_ExpenseExampleYear03	600
5 years		rr_ExpenseExampleYear05	1,032
10 years		rr_ExpenseExampleYear10	2,233
1 year		rr_ExpenseExampleNoRedemptionYear01	194
3 years		rr_ExpenseExampleNoRedemptionYear03	600
5 years		rr_ExpenseExampleNoRedemptionYear05	1,032
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,233
1 year		rr_AverageAnnualReturnYear01	5.41%
5 years		rr_AverageAnnualReturnYear05	14.00%
10 years		rr_AverageAnnualReturnYear10	7.45%
Putnam Capital Opportunities Fund | Class M
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	[1]	rr_MaximumDeferredSalesChargeOverOther	0.65%
Management fees		rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses		rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.66%
1 year		rr_ExpenseExampleYear01	$ 513
3 years		rr_ExpenseExampleYear03	855
5 years		rr_ExpenseExampleYear05	1,221
10 years		rr_ExpenseExampleYear10	$ 2,247
1 year		rr_AverageAnnualReturnYear01	2.83%
5 years		rr_AverageAnnualReturnYear05	13.49%
10 years		rr_AverageAnnualReturnYear10	7.33%
Putnam Capital Opportunities Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees		rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses		rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.41%
1 year		rr_ExpenseExampleYear01	$ 144
3 years		rr_ExpenseExampleYear03	446
5 years		rr_ExpenseExampleYear05	771
10 years		rr_ExpenseExampleYear10	$ 1,691
1 year		rr_AverageAnnualReturnYear01	6.77%
5 years		rr_AverageAnnualReturnYear05	14.58%
10 years		rr_AverageAnnualReturnYear10	7.99%
Putnam Capital Opportunities Fund | Class R5
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees		rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets
Other expenses		rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.85%
1 year		rr_ExpenseExampleYear01	$ 87
3 years		rr_ExpenseExampleYear03	271
5 years		rr_ExpenseExampleYear05	471
10 years		rr_ExpenseExampleYear10	$ 1,049
1 year	[4]	rr_AverageAnnualReturnYear01	7.49%
5 years	[4]	rr_AverageAnnualReturnYear05	15.22%
10 years	[4]	rr_AverageAnnualReturnYear10	8.56%
Putnam Capital Opportunities Fund | Class R6
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees		rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets
Other expenses		rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.75%
1 year		rr_ExpenseExampleYear01	$ 77
3 years		rr_ExpenseExampleYear03	240
5 years		rr_ExpenseExampleYear05	417
10 years		rr_ExpenseExampleYear10	$ 930
1 year	[4]	rr_AverageAnnualReturnYear01	7.53%
5 years	[4]	rr_AverageAnnualReturnYear05	15.27%
10 years	[4]	rr_AverageAnnualReturnYear10	8.59%
Putnam Capital Opportunities Fund | Class Y
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)		rr_MaximumDeferredSalesChargeOverOther	none
Management fees		rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets
Other expenses		rr_OtherExpensesOverAssets	0.29%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.91%
1 year		rr_ExpenseExampleYear01	$ 93
3 years		rr_ExpenseExampleYear03	290
5 years		rr_ExpenseExampleYear05	504
10 years		rr_ExpenseExampleYear10	$ 1,120
1 year		rr_AverageAnnualReturnYear01	7.42%
5 years		rr_AverageAnnualReturnYear05	15.16%
10 years		rr_AverageAnnualReturnYear10	8.54%
Putnam Capital Opportunities Fund | after taxes on distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 year		rr_AverageAnnualReturnYear01	(2.67%)
5 years		rr_AverageAnnualReturnYear05	12.66%
10 years		rr_AverageAnnualReturnYear10	6.54%
Putnam Capital Opportunities Fund | after taxes on distributions and sale of fund shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 year		rr_AverageAnnualReturnYear01	3.27%
5 years		rr_AverageAnnualReturnYear05	10.81%
10 years		rr_AverageAnnualReturnYear10	6.08%
Putnam Capital Opportunities Fund | Russell 2500 Index (no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 year		rr_AverageAnnualReturnYear01	7.07%
5 years		rr_AverageAnnualReturnYear05	16.36%
10 years		rr_AverageAnnualReturnYear10	8.72%

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.
[4]	Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.